TYPE 13F-HR
PERIOD 09/30/06
FILER
CIK 0001259671
CCC e#fkfe6e
SUBMISSION-CONTACT
NAME Carol Sullivan
PHONE 410-653-8198
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM 13F
FORM 13F COVER PAGE
Report of the Calendar Year or Quarter Ended: Sept 30, 2006
Check here if Amendment [ X ]; Amendment Number: 01
This Amendment (Check only one): [ ] is a restatement
[ X ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Wagner Capital Management Corp
Address: 1838 Greene Tree Road, Suite 280
Baltimore, Maryland 21208
13F File Number:
The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report of Behalf of Reporting Manager:
Name: Carol Sullivan
Title: Administrator
Phone: 410-653-7979
Signature, Place, and Data of Signing:
Carol Sullivan Baltimore, Maryland August 22, 2007
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORTS
[ ] 13 F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
None
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 141
Form 13F Information Table Value Total: 121757
List of Other Included Managers:
None
3 M Company COM 88579Y101 605 8132 SOLE NONE X X
A E S Corp COM 00130H105 487 23915 SOLE NONE X X
Abbott Laboratories COM 002824100 1199 24699 SOLE NONE
X X
Aetna Life Casualty COM 00817Y108 272 6902 SOLE NONE
X X
Aflac Inc COM 001055102 487 10650 SOLE NONE X X
Alcoa Inc COM 013817101 769 27448 SOLE NONE X X
Allstate Insurance COM 020002101 806 12858 SOLE NONE
X X
Altria Group Inc COM 02209S103 1723 22514 SOLE NONE
X X
American Express Company COM 025816109 1620 28899 SOLE
NONE X X
American International G COM 026874107 1226 18507 SOLE
NONE X X
Ameriprise Financial COM 03076C106 311 6644 SOLE NONE
X X
Amsouth Bancorp COM 032165102 282 9729 SOLE NONE X X
Arch Coal COM 039380100 318 11000 SOLE NONE X X
B A S F Ag ADR 055262505 786 9825 SOLE NONE X X
Baker Hughes Inc COM 057224107 1023 15000 SOLE NONE
X X
BankAmerica Corp COM 060505104 2566 47900 SOLE NONE
X X
BB&T Corporation COM 054937107 201 4602 SOLE NONE
X X
Berkshire Hathaway Cl B COM 084670207 396 125 SOLE NONE
X X
Best Buy Inc COM 086516101 360 6731 SOLE NONE X X
Bp Amoco Plc Adr ADR 055622104 1726 26322 SOLE NONE
X X
Bristol Myers Squibb COM 110122108 389 15645 SOLE NONE
X X
Burlington Northern COM 12189T104 763 10401 SOLE NONE
X X
Capital One Financial COM 14040H105 681 8667 SOLE NONE
X X
Carnegie Intl Corp Colo COM 143500106 0 14000 SOLE NONE
X X
Caterpillar Inc COM 149123101 1299 19752 SOLE NONE X X
Chevron Corp COM 166764100 1025 15816 SOLE NONE X X
Chubb Corporation COM 171232101 560 10780 SOLE NONE
X X
Cisco Systems Inc COM 17275R102 1466 63810 SOLE NONE
X X
"Citigroup, Inc" COM 172967101 2645 53253 SOLE NONE
X X
Clorox Co COM 189054109 659 10469 SOLE NONE X X
"CN Bancorp, Inc" COM 12612U108 157 10000 SOLE NONE
X X
Coach Inc COM 189754104 374 10900 SOLE NONE X X
Coca-Cola Co COM 191216100 772 17297 SOLE NONE X X
Colgate-Palmolive Co COM 194162103 1297 20889 SOLE NONE
X X
Conocophillips COM 20825C104 586 9849 SOLE NONE X X
Constellation Energy Co COM 210371100 325 5500 SOLE NONE
X X
CSX Corp COM 126408103 556 16950 SOLE NONE X X
Cummins Inc COM 236021106 1497 12561 SOLE NONE X X
CVS Corp Del COM 126650100 234 7315 SOLE NONE X X
Danaher Corp COM 235851102 216 3150 SOLE NONE X X
Devon Energy COM 25179M103 228 3625 SOLE NONE X X
Duke Power Co COM 264399106 744 24638 SOLE NONE X X
E M C Corp Mass COM 268648102 251 20963 SOLE NONE X X
Eli Lilly Co COM 532457108 980 17202 SOLE NONE X X
Enbridge Energy Partners LP COM 29250R106 256 5507 SOLE
NONE X X
Exxon Mobil Corporation COM 30231G102 3039 45301 SOLE NONE
X X
FedEx Corp COM 31428X106 345 3180 SOLE NONE X X
First Ind'l Realty COM 32054K103 333 7584 SOLE NONE
X X
Fortune Brands COM 349631101 229 3060 SOLE NONE X X
FPL Group Inc COM 302571104 618 13753 SOLE NONE X X
Fulton Financial COM 360271100 177 10975 SOLE NONE
X X
Genentech Inc COM 368710406 477 5775 SOLE NONE X X
General Electric Co COM 369604103 3046 86292 SOLE NONE
X X
Goldman Sachs Group Inc COM 38141G104 947 5600 SOLE NONE
X X
Healthcare Realty Trust COM 421946104 866 22567 SOLE NONE
X X
Hershey Foods COM 427866108 924 17304 SOLE NONE X X
Hewlett-Packard Company COM 482236103 1152 31404 SOLE NONE
X X
Home Depot COM 437076102 1618 44633 SOLE NONE X X
Home Properties Of Ny COM 437306103 952 16655 SOLE NONE
X X
Honda Motor Co Ltd Adr ADR 438128308 490 14575 SOLE NONE
X X
HRPT Properties Trust COM 40426W101 157 13200 SOLE NONE
X X
Illinois Tool Works Inc COM 452308109 332 7410 SOLE NONE
X X
Ingersoll Rand Co Cl A ADR G4776G101 731 19266 SOLE NONE
X X
Intel Corp COM 458140100 1532 74684 SOLE NONE X X
International Paper Co COM 460146103 702 20280 SOLE NONE
X X
Intl Business Machines COM 459200101 628 7666 SOLE NONE
X X
Ishares Tr MSCI EAFE	ETF	464287465	492	7265	SOLE NONE X X
Ishares Tr Russell 200 ETF	464287655 252 3500 SOLE NONE
X X
Ishares Russell 3000	ETF	464287689	561	7304	SOLE NONE X X
J P Morgan COM 46625H100 249 5305 SOLE NONE X X
Johnson & Johnson COM 478168104 4146 63851 SOLE NONE
X X
Johnson Controls Inc COM 478366107 862 12016 SOLE NONE
X X
Kellogg Co COM 487836108 597 12065 SOLE NONE X X
Kimberly Clark Corp COM 494368103 505 7737 SOLE NONE
X X
Kinder Morgan Energy Lp COM 494550106 506 11545 SOLE NONE
X X
Lehman Brothers Holdings Inc COM 524908100 233 3156 SOLE
NONE X X
Lexington Corp Pptys COM 529043101 212 10030 SOLE NONE
X X
Lockheed Martin Corp COM 539830109 1320 15347 SOLE NONE
X X
Lowes Companies Inc COM 548661107 1730 61671 SOLE NONE
X X
Magellan Midstream Ptnrs COM 559080106 214 5809 SOLE
NONE X X
McDonalds Corp COM 580135101 2163 55296 SOLE NONE X X
Mcwatters Mng Inc New COM 582905501 0 50000 SOLE NONE
X X
Medtronic Inc COM 585055106 2198 47335 SOLE NONE X X
Merrill Lynch COM 590188108 571 7301 SOLE NONE X X
Metlife COM 59156R108 562 9920 SOLE NONE X X
Microsoft Corp COM 594918104 2045 74778 SOLE NONE X X
Mobilepro Corp New COM 60742E205 2 14000 SOLE NONE
X X
Motorola Inc COM 620076109 239 9590 SOLE NONE X X
Nike COM 654106103 704 8038 SOLE NONE X X
Norfolk Southern Corp COM 655844108 1075 24417 SOLE NONE
X X
Nyse Group COM 62949W103 553 7400 SOLE NONE X X
Oracle Corp COM 68389X105 885 49888 SOLE NONE X X
Parker Hannifin Corp COM 701094104 903 11625 SOLE NONE
X X
Patapsco Bancorp Inc COM 702898107 323 31363 SOLE NONE
X X
Pathmark Stores New 10wt COM 70322A119 4 15000 SOLE
NONE X X
Pepsico Inc-North Caroli COM 713448108 4444 68111 SOLE
NONE X X
Pfizer Inc COM 717081103 1542 54378 SOLE NONE X X
"Pitney Bowes, Inc" COM 724479100 488 11005 SOLE NONE
X X
Plum Creek Timber Co LP COM 729251108 525 15428 SOLE NONE
X X
Procter & Gamble Co COM 742718109 4706 75937 SOLE NONE
X X
Royal Dutch Shell A Adrf COM 780259206 1198 18134 SOLE
NONE X X
Schlumberger Ltd COM 806857108 435 7019 SOLE NONE
X X
Seachange International COM 811699107 1916 215553 SOLE NONE
X X
Southern Co COM 842587107 295 8573 SOLE NONE X X
St Joe Corp COM 790148100 465 8483 SOLE NONE X X
Starbucks Corp COM 855244109 593 17418 SOLE NONE X X
Stone Energy Corp COM 861642106 276 6784 SOLE NONE
X X
StreetTracks Gold	ETF	863307104	312	5260	SOLE NONE X X
Stryker Corp COM 863667101 266 5375 SOLE NONE X X
Suburban Propane COM 864482104 253 7494 SOLE NONE
X X
Sun Microsystems Inc COM 866810104 50 10160 SOLE NONE
X X
SunTrust Banks COM 867914103 1373 17768 SOLE NONE X X
Target Inc COM 87621E106 1053 19058 SOLE NONE X X
Teva Pharmaceutical Industries ADR 881624209 713 20925 SOLE
NONE X X
Texas Instruments COM 882508104 380 11441 SOLE NONE
X X
Timken Company COM 887389104 632 21225 SOLE NONE X X
Total S A Adr ADR 89151E109 255 3875 SOLE NONE X X
Triangle Multi-Media Inc COM 895891109 0 31578 SOLE
NONE X X
Tyco Intl Ltd New ADR 902124106 260 9321 SOLE NONE
X X
US Bancorp COM 902973304 645 19444 SOLE NONE X X
United Parcel Service B COM 911312106 1609 22372 SOLE NONE
X X
United Technologies COM 913017109 852 13459 SOLE NONE
X X
Valero Energy COM 91913Y100 1075 20900 SOLE NONE X X
Valero LP COM 91913W104 1067 21344 SOLE NONE X X
Vanguard Health Care	ETF	92204A504	580	10244	SOLE NONE X X
Vanguard Information Technology	ETF	92204A702	1887	38172	SOLE NONE X X
Vanguard Telecom Services	ETF	92204A884	1252	18312	SOLE NONE X X
Vanguard Total Stock Market	ETF	922905769	676	5146	SOLE NONE X X
Verizon Communications COM 92343V104 287 7730 SOLE NONE
X X
Wachovia Corp New COM 929903102 693 12425 SOLE NONE
X X
Walmart Stores COM 931143103 1579 32034 SOLE NONE X X
Walt Disney Holding Co COM 254687106 1638 53011 SOLE NONE
X X
Washington Mutual Inc COM 939322103 1817 41813 SOLE NONE
X X
Wellpoint Health Networks Inc COM 94973H108 343 4455 SOLE
NONE X X
Wells Fargo & Co-New COM 949746101 1291 35696 SOLE NONE
X X
Wm Wrigley Jr Co COM 982526105 1042 22637 SOLE NONE
X X
Wm Wrigley Jr Co Cl B COM 982526204 228 4964 SOLE NONE
X X
Xerox Corp COM 984121103 268 17263 SOLE NONE X X
Yum! Brands Inc COM 988498101 843 16203 SOLE NONE X X
Zimmer Holdings Inc COM 98956P102 625 9268 SOLE NONE
X X